Trade Receivable, Net - Aging Analysis of Accounts Receivable (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	$ 14,847	$ 17,576
Current [member]
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	12,578	15,314
Not later than one month [member]
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	1,045	1,550
1-30 days [member]
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	193	129
31-60 days [Member]
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	310	45
61-90 days [Member]
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	17	23
91-120 days [Member]
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	$ 704	$ 515